Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	May 05, 2017
Document Effective Date	May 05, 2017
Prospectus Date	May 01, 2017
Brookfield Real Assets Debt Fund | Class A
Prospectus:
Trading Symbol	RACAX
Brookfield Real Assets Debt Fund | Class C
Prospectus:
Trading Symbol	RACCX
Brookfield Real Assets Debt Fund | Class I
Prospectus:
Trading Symbol	RACIX
Brookfield Real Assets Debt Fund | Class Y
Prospectus:
Trading Symbol	RACYX